Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 26,220,000	Taxes	MEXICO		Government of Mexico, Tax Administration Service
#: 2
	3,610,000	Royalties	MEXICO		Government of Mexico, Tax Administration Service
#: 3
	100,000	Fees	MEXICO		Government of Mexico, Tax Administration Service
#: 4
	8,220,000	Fees	MEXICO		Government of Mexico, Economy Secretary
#: 5
	920,000	Taxes	SWITZERLAND	ZÜRICH	Canton of Zurich, Cantonal Tax Office Zurich
#: 6
	900,000	Fees	MEXICO		Government of Mexico, National Water Commission
#: 7
	890,000	Fees	UNITED STATES		Government of the United States of America, Bureau of Land Management
#: 8
	720,000	Taxes	UNITED STATES	NEVADA	Elko County, Elko County Treasurer
#: 9
	520,000	Fees	MEXICO		Government of Mexico, Secretary of Finance and Administration
#: 10
	310,000	Fees	MEXICO	SONORA	Municipality of Banamichi
#: 11
	220,000	Fees	UNITED STATES	NEVADA	State of Nevada, Nevada Department of Environmental Protection
#: 12
	120,000	Fees	UNITED STATES	NEVADA	State of Nevada, Nevada Division of Water Resources
#: 13
	120,000	Infrastructure	MEXICO	DURANGO	Municipality of San Dimas
#: 14
	110,000	Fees	MEXICO	COAHUILA DE ZARAGOZA	Municipality of Ocampo
#: 15
	80,000	Fees	MEXICO		Government of Mexico, Energy Regulatory Commission
#: 16
	80,000	Taxes	UNITED STATES	NEVADA	State of Nevada, Nevada Division of Taxation
#: 17
	50,000	Fees	UNITED STATES	NEVADA	Elko County, Elko County Recorders Office
#: 18
	40,000	Fees	UNITED STATES	NEVADA	State of Nevada, Nevada Department of Wildlife
#: 19
	30,000	Fees	MEXICO		Government of Mexico, Secretary of Communications and Transport
#: 20
	30,000	Fees	MEXICO		Government of Mexico, Secretary of Public Security
#: 21
	20,000	Fees	MEXICO		Government of Mexico, Secretary of Environment and Natural Resources
#: 22
	20,000	Fees	MEXICO	ZACATECAS	Municipality of Chalchihuites
#: 23
	10,000	Fees	UNITED STATES	NEVADA	State of Nevada, Nevada Department of Motor Vehicles
#: 24
	10,000	Fees	MEXICO		Government of Mexico, Treasury of the Federation
#: 25
	14,780,000	Taxes	MEXICO			Santa Elena Silver and Gold Mine
#: 26
	1,460,000	Royalties	MEXICO			Santa Elena Silver and Gold Mine
#: 27
	4,160,000	Fees	MEXICO			Santa Elena Silver and Gold Mine
#: 28
	10,670,000	Taxes	MEXICO			San Dimas Silver and Gold Mine
#: 29
	1,720,000	Royalties	MEXICO			San Dimas Silver and Gold Mine
#: 30
	2,850,000	Fees	MEXICO			San Dimas Silver and Gold Mine
#: 31
	120,000	Infrastructure	MEXICO			San Dimas Silver and Gold Mine
#: 32
	1,700,000	Fees	MEXICO			La Parrilla Silver Mine
#: 33
	460,000	Fees	MEXICO			San Martin Silver mine
#: 34
	430,000	Royalties	MEXICO			La Encantada Silver Mine
#: 35
	330,000	Fees	MEXICO			La Encantada Silver Mine
#: 36
	160,000	Fees	MEXICO			La Luz Silver Project
#: 37
	770,000	Taxes	MEXICO			Corporate
#: 38
	140,000	Fees	MEXICO			Corporate
#: 39
	550,000	Fees	MEXICO			Del Toro Silver Mine
#: 40
	800,000	Taxes	UNITED STATES			Jerritt Canyon Gold Mine
#: 41
	1,330,000	Fees	UNITED STATES			Jerritt Canyon Gold Mine
#: 42
	$ 920,000	Taxes	SWITZERLAND			Corporate